UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2026 to June 30, 2026

Date of Report (Date of earliest event reported) August 13, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001592182

LMF Commercial, LLC

(Exact name of securitizer as specified in its charter)

John Herman (305) 485-2077

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), LMF Commercial, LLC has indicated by check mark that there is no activity for the quarterly period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 13, 2026	LMF COMMERCIAL, LLC
(Securitizer)

	By:	/s/ John Herman
		Name:	John Herman
		Title:	Chief Investment Officer